RELATED PARTY TRANSACTIONS (Schedule of fees with related parties) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Related Party Transaction [Line Items]
Vessel operating expenses – related parties	$ 12,826	$ 14,740
Administrative expenses – related parties	757	154
Golden Ocean
Related Party Transaction [Line Items]
Vessel operating expenses – related parties	10,135	10,136
Administrative expenses – related parties	0	33
Operating Management Fees	22	355
Seatankers
Related Party Transaction [Line Items]
Administrative expenses – related parties	251	113
Credit note		(300)
Front Ocean
Related Party Transaction [Line Items]
Administrative expenses – related parties	210	0
Seatankers Management Norway AS
Related Party Transaction [Line Items]
Office facilities	62	54
Frontline Management AS
Related Party Transaction [Line Items]
Office facilities	128	118
Frontline Corporate Services Ltd.
Related Party Transaction [Line Items]
Office facilities	60	71
Flex LNG Management Ltd
Related Party Transaction [Line Items]
Office facilities	3	0
Golden Ocean Shipping Co Pte. Ltd.
Related Party Transaction [Line Items]
Office facilities	41	0
Frontline
Related Party Transaction [Line Items]
Vessel operating expenses – related parties	2,669	4,249
Newbuilding Supervision Fees	466	16
Commissions and Brokerage	152	96
Administrative expenses – related parties	$ 2	$ 59